CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other operating expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Other operating expense	$ 93.9	$ 14.0
Other operating expense, reclamation (recovery) expense for non-operating mine sites or mines with a short remaining mine life	(56.0)	6.9
Other operating expense, other expenses for non-operating mine sites	59.6	$ 8.5
Other operating expense, finalization amount of collective labour agreements	$ 55.6